Financial Risk Management Policy (Details) - Schedule of Maturities Éxito Group’s Financial Liabilities - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	$ 2,083,371	$ 2,112,190
Other relevant contractual liabilities	952,199	996,038
Total	3,035,570	3,108,228
Less than 1 year [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	378,806	337,809
Other relevant contractual liabilities	619,150	278,196
Total	997,956	616,005
From 1 to 5 years [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	938,113	991,809
Other relevant contractual liabilities	303,912	666,882
Total	1,242,025	1,658,691
More than 5 years [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	766,452	782,572
Other relevant contractual liabilities	29,137	50,960
Total	$ 795,589	$ 833,532